Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023:
	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Put option liability from Smartconn acquisition	$-	$-	$-	$-
Put option liability from Boxinrui acquisition	-	-	-	-
Convertible loan	-	-	5,020,633	5,020,633
Total	$-	$-	$5,020,633	$5,020,633

Schedule of Fair Value Measurement	The major assumptions used in the binomial model are as follows:
	January 5, 2023	December 31, 2023
Risk-free interest rate	4.4%	-%
Underlying share price	$26.40	$-
Volatility	74.49%	-
Exercise Price	$25.68~120.00	$-
Option life (years)	2	-

	March 28, 2023	December 31, 2023
Risk-free interest rate	3.98%	-%
Underlying share price	$20.90	$-
Volatility	73.53%	-
Exercise Price	$22.38~72.00	$-
Option life (years)	2	-

Schedule of Recurring Basis using Significant Unobservable Inputs	The following is a reconciliation of the beginning and ending balances for put options measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022

Opening balance	$-	$-
Loss on change in fair value of put options from Smartconn acquisition	30,938,757	-
Loss on change in fair value of put options from Boxinrui acquisition	40,067,358
Shares issued	(71,006,115)	-
Total	$-	$-
	December 31,	December 31,
	2023	2022

Opening balance	$9,079,966	$2,251,832
Issuance of convertible note	-	7,979,983
Loss on change in fair value of convertible notes	21,166	2,448,936
Accrued interest	297,954	195,139
Cash repaid	(1,250,000)	-
Conversion of convertible notes	(3,128,453)	(3,795,924)
Total	$5,020,633	$9,079,966

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Computer equipment	5 years
Buildings	28 years
Useful Life
Capitalized development costs	5 years
Purchased software	5 years
Software from business combinations	10 years